Lease Commitments	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
8.	Lease Commitments

The Company has an operating lease for the land on which the Hampstead branch is located. The initial term of the lease expired on September 30, 2009 and the lease has been renewed for two five year terms with an expiration date of September 30, 2019. The lease has options to renew for six additional consecutive five-year terms. Effective in July 2012, the Company entered into an operating lease for certain facilities where the Greenmount branch is located. The initial term of the lease is for five years with options to renew for two additional consecutive five-year terms. The Company has an operating lease for its Atrium branch facility with a term of one year and nine one-year renewals. The lease was renewed in 2016 for another year. The Company entered into an operating lease for the corporate headquarters in September 2015. The lease expires in September 2020 with options to renew for four additional consecutive five year terms.

Future minimum payments under the agreements are as follows:

Year	Amount

2017	$108,993
2018	83,835
2019	72,678
2020	24,303
2021	-
Thereafter	-
$289,809

Rent expense was $128,200 and $103,140 in 2016 and 2015, respectively.